John Hancock Funds II
601 Congress Street
Boston, MA 02210
September 30, 2011
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that (i) the forms of prospectus for the Diversified Strategies Fund Class A prospectus, Class I prospectus and Class NAV prospectus, Health Sciences Fund Class NAV prospectus and Redwood Fund Class NAV prospectus, and (ii) the form of statement of additional information for Diversified Strategies Fund, Health Sciences Fund and Redwood Fund each dated September 27, 2011, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on September 26, 2011 via EDGAR.
If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary